Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	¥ 23,287	¥ 37,490	¥ 36,911
Financing lease cost
Amortization of right-of-use assets			87
Interest on lease liabilities			2
Short-term lease cost	6,157	5,441	8,520
Total	¥ 29,444	¥ 42,931	¥ 45,520